Balance Sheet (Parenthetical) (USD $)	Oct. 31, 2011
Statement Of Financial Position [Abstract]
Common Stock Subject to Possible Redemption, shares	4,257,425
Preferred Stock, par value	$ 0.0001
Preferred Stock, shares authorized	10,000,000
Preferred Stock, shares issued	0
Preferred Stock, shares outstanding	0
Common Stock, par value	$ 0.0001
Common Stock, shares authorized	200,000,000
Common Stock, shares issued	6,000,000
Common Stock, shares outstanding	6,000,000